LEGG MASON INCOME TRUST, INC.:
              Legg Mason U.S. Government Intermediate-Term Portfolio
                  Legg Mason Investment Grade Income Portfolio
                       Legg Mason High Yield Portfolio
                Legg Mason U.S. Government Money Market Portfolio
                               Primary Shares

                Supplement to the Prospectus dated May 1, 1998


The following information is inserted in the section entitled "Investment Techniques and Risks" which begins on page 10 of the Prospectus:

Closed-end Investment Companies (Government Intermediate and Investment Grade only)

   	Each Fund may invest up to 5% of its net assets in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. Shares of many closed-end investment companies at times trade at substantial discounts to their net asset value. A Fund will invest in such funds, when, in the Adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


                 The Date of this Supplement is June 11, 1998


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                         NAVIGATOR TAXABLE INCOME FUNDS
              Navigator U.S. Government Intermediate-Term Portfolio
                   Navigator Investment Grade Income Portfolio
                          Navigator High Yield Portfolio

                  Supplement to the Prospectus dated May 1, 1998


The following information is inserted in the section entitled "Investment Techniques and Risks" which begins on page 8 of the Prospectus:

Closed-end Investment Companies (Government Intermediate and Investment Grade only)

   	Each Fund may invest up to 5% of its net assets in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. Shares of many closed-end investment companies at times trade at substantial discounts to their net asset value. A Fund will invest in such funds, when, in the Adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


                  The Date of this Supplement is June 11, 1998.